Long-term investments - Equity method investees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investment [Roll Forward]
Carrying value, January 1	$ 433,850
Net loss attributable to AQN	(21,416)	$ (26,337)
Operating projects bought back by AQN	0	(129,075)
Dividend received	(23,829)	(29,818)
Impairment		0
Reclassification during the period (note 8(e))	0	(25,634)
Carrying value, December 31	381,802	433,850
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment [Roll Forward]
Carrying value, January 1	433,850	186,452
Additional Investments	110,441	418,434
Net loss attributable to AQN	(21,416)	(26,337)
Other comprehensive loss attributable to AQN	(67,110)	7,733
Dividend received	(1,183)	(2,981)
Other	3,130	5,258
Carrying value, December 31	$ 381,802	$ 433,850